Inventory, net (Tables)	12 Months Ended
Dec. 31, 2023
Inventory, net
Schedule of inventory
	December 31,	December 31,
	2023	2022
Raw materials	$539,916	$158,093
Finished products	31,871	351,867
Work in process	663,789	388,726
Total Inventory	$1,235,576	$898,686